Quarterly Information (unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 1,601	$ 1,360	$ 1,272	$ 1,058	$ 1,372	$ 1,177	$ 1,153	$ 1,009	$ 5,291	$ 4,711	$ 4,579
Gross margin	385	299	279	219	297	254	245	194
Operating income (loss)	102	28	62	20	69	47	41	(8)	212	149	134
Income (loss) from continuing operations, net of tax	59	23	45	19	43	86	27	(12)	145	147	85
Loss from discontinued operations, net of tax	(68)	(7)	(12)	(6)	(4)	(3)	4	(7)	(93)	(10)	(115)
Net income (loss) attributable to noncontrolling interests									(1)	3	3
Net income (loss) attributable to NCR	(9)	16	33	13	39	83	31	(19)	53	134	(33)
Net (loss) income per common share from continuing operations
Basic	$ 0.37	$ 0.15	$ 0.29	$ 0.12	$ 0.27	$ 0.54	$ 0.17	$ (0.08)	$ 0.92	$ 0.90	$ 0.52
Diluted	$ 0.37	$ 0.14	$ 0.28	$ 0.12	$ 0.27	$ 0.53	$ 0.17	$ (0.08)	$ 0.91	$ 0.89	$ 0.51
Net income (loss) per common share
Basic	$ (0.06)	$ 0.10	$ 0.21	$ 0.08	$ 0.24	$ 0.52	$ 0.19	$ (0.12)	$ 0.34	$ 0.84	$ (0.21)
Diluted	$ (0.06)	$ 0.10	$ 0.21	$ 0.08	$ 0.24	$ 0.51	$ 0.19	$ (0.12)	$ 0.33	$ 0.83	$ (0.21)
Total Losses [Member] | Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Net income (loss) per common share
Impairment of long-lived and other assets									$ (88)